BUSINESS COMBINATIONS - Narrative (Details) € in Millions	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	May 28, 2016 $ / shares
Disclosure of detailed information about business combination [line items]
Goodwill | €	€ 2,518	€ 2,520
CCE
Disclosure of detailed information about business combination [line items]
Cash paid per acquiree share (in USD per share) | $ / shares			$ 14.50